Shareholder Report, Line Graph (Details) - USD ($)					9 Months Ended		11 Months Ended	12 Months Ended	14 Months Ended	21 Months Ended		23 Months Ended	26 Months Ended	33 Months Ended		35 Months Ended	38 Months Ended	45 Months Ended		47 Months Ended	50 Months Ended	57 Months Ended		59 Months Ended	62 Months Ended	69 Months Ended		71 Months Ended	81 Months Ended		83 Months Ended	93 Months Ended		95 Months Ended	105 Months Ended		107 Months Ended	117 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Mar. 18, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
American Funds® Strategic Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Strategic Bond Fund — Class A (with sales charge)
Accumulated Value				$ 9,625		$ 9,805					$ 10,121				$ 10,148				$ 10,943				$ 12,923				$ 12,778			$ 11,152			$ 11,321			$ 11,253		$ 12,173
American Funds® Strategic Bond Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Strategic Bond Fund — Class C (with sales charge)
Accumulated Value				10,000		10,132					10,377				10,323				11,059				12,957				12,727			11,020			11,111			11,034		11,937
American Funds® Strategic Bond Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Strategic Bond Fund — Class T (with sales charge)
Accumulated Value		$ 9,750			$ 9,944					$ 9,990				$ 10,811				$ 12,797				$ 12,688				$ 11,097			$ 11,305			$ 11,270			$ 12,253
American Funds® Strategic Bond Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Strategic Bond Fund — Class F-1
Accumulated Value				10,000		10,188					10,504				10,520				11,356				13,403				13,264			11,564			11,753			11,678		12,646
American Funds® Strategic Bond Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Strategic Bond Fund — Class F-2
Accumulated Value				10,000		10,203					10,557				10,607				11,480				13,582				13,478			11,787			12,001			11,965		12,992
American Funds® Strategic Bond Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Strategic Bond Fund — Class F-3
Accumulated Value			$ 10,000				$ 10,285					$ 10,344				$ 11,207				$ 13,281				$ 13,193				$ 11,549			$ 11,772			$ 11,748			$ 12,771
American Funds® Strategic Bond Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Strategic Bond Fund — Class 529-A (with sales charge)
Accumulated Value				9,653		9,829					10,129				10,154				10,949				12,934				12,788			11,159			11,329			11,262		12,197
American Funds® Strategic Bond Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Strategic Bond Fund — Class 529-C (with sales charge)
Accumulated Value				10,000		10,132					10,370				10,305				11,036				12,930				12,769			11,142			11,312			11,246		12,181
American Funds® Strategic Bond Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Strategic Bond Fund — Class 529-E
Accumulated Value				10,000		10,172					10,479				10,469				11,278				13,280				13,112			11,409			11,560			11,469		12,395
American Funds® Strategic Bond Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Strategic Bond Fund — Class 529-T (with sales charge)
Accumulated Value		9,750			9,940					9,980				10,794				12,770				12,664				11,071			11,272			11,232			12,190
American Funds® Strategic Bond Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Strategic Bond Fund — Class 529-F-1
Accumulated Value				10,000		10,200					10,548				10,591				11,446				13,547				13,420			11,724			11,930			11,886		12,914
American Funds® Strategic Bond Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Strategic Bond Fund — Class 529-F-2
Accumulated Value	$ 10,000								$ 10,116				$ 8,855				$ 9,018				$ 8,991				$ 9,766
American Funds® Strategic Bond Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Strategic Bond Fund — Class 529-F-3
Accumulated Value	10,000								10,122				8,855				9,020				8,999				9,790
American Funds® Strategic Bond Fund - Class R1
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Strategic Bond Fund — Class R-1
Accumulated Value				10,000		10,209					10,471				10,414				11,170				13,090				12,868			11,148			11,233			11,096		11,934
American Funds® Strategic Bond Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Strategic Bond Fund — Class R-2
Accumulated Value				10,000		10,163					10,426				10,379				11,120				13,047				12,824			11,103			11,201			11,063		11,909
American Funds® Strategic Bond Fund - Class R2E
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Strategic Bond Fund — Class R-2E
Accumulated Value				10,000		10,210					10,560				10,576				11,374				13,383				13,177			11,449			11,579			11,459		12,357
American Funds® Strategic Bond Fund - Class R3
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Strategic Bond Fund — Class R-3
Accumulated Value				10,000		10,183					10,487				10,475				11,283				13,286				13,115			11,408			11,557			11,449		12,371
American Funds® Strategic Bond Fund - Class - R4
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Strategic Bond Fund — Class R-4
Accumulated Value				10,000		10,194					10,526				10,544				11,387				13,445				13,316			11,618			11,804			11,741		12,721
American Funds® Strategic Bond Fund - Class-R5E
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Strategic Bond Fund — Class R-5E
Accumulated Value				10,000		10,210					10,571				10,611				11,479				13,586				13,462			11,769			11,979			11,937		12,956
American Funds® Strategic Bond Fund - Class - R5
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Strategic Bond Fund — Class R-5
Accumulated Value				10,000		10,209					10,558				10,612				11,491				13,610				13,514			11,827			12,049			12,019		13,058
American Funds® Strategic Bond Fund - Class - R6
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Strategic Bond Fund — Class R-6
Accumulated Value				10,000		10,216					10,570				10,629				11,515				13,644				13,553			11,866			12,094			12,071		13,121
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,254	$ 10,021	$ 10,348		$ 9,956	$ 10,255	$ 10,376	$ 10,349	$ 8,661	$ 11,149	$ 10,377	$ 11,251	$ 9,140	$ 11,986	$ 11,282	$ 12,096	$ 9,254	$ 11,801	$ 12,128	$ 11,909	$ 9,930	$ 10,266	$ 11,941	$ 10,360	$ 10,833	$ 10,388	$ 10,932	$ 10,969	$ 10,962	$ 11,069	$ 11,769	$ 11,099	$ 11,877	$ 11,910